Future Minimum Rental Commitments for Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating Leased Assets [Line Items]
2014	$ 36,070
2015	31,815
2016	25,993
2017	17,013
2018	12,704
Thereafter	40,224
Total	$ 163,819